INVESTMENTS - Investment in equity instruments designated as at fair value through other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period	$ 403
Initial recognition	0	$ 0	$ 4,589
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period	$ 2,020	$ 403
Orchard Therapeutics Plc.
Disclosure of associates [line items]
Proportion of ownership interest in associates	0.54%	1.00%	1.00%
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period	$ 403	$ 1,449	$ 0
Initial recognition	0	0	4,589
Fair value adjustments through OCI	1,573	(950)	(3,077)
Currency Translation	44	(96)	(63)
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period	$ 2,020	$ 403	$ 1,449